CONVERTIBLE NOTES (Details Narrative) - Securities Purchase Agreement [Member] - Five Accredited Investors [Member] - Unsecured Convertible Note [Member]	Jan. 06, 2022 USD ($) $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 1,100,000
Interest rate	10.00%
Debt discount	$ 100,000.00
Purchaser's fees	$ 4,000.00
Debt Instrument conversion price | $ / shares	$ 0.50
Percentage of the lowest daily volume-weighted average price	80.00%